Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	$ 971,090	$ 968,280	$ 862,116
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total debt	971,090	968,280
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	717,641	868,460
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	253,449	99,820
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	116,113	120,154
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	41,513	67,924
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	52,175	46,247
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	32,870	20,007
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	39,844	55,453
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	6,035	7,197
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	12,500	40,725
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	5,154	4,692
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	0	10,331
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	28,334	0
Borrowings excluding obligations under finance lease | Over 5 Years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	497,009	595,550
Borrowings excluding obligations under finance lease | Over 5 Years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	$ 139,543	$ 0